Consolidated income statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Continuing operations
Sales	£ 3,577	£ 3,552	£ 3,674
Cost of goods sold	(1,717)	(1,741)	(1,839)
Gross profit	1,860	1,811	1,835
Operating expenses	(1,351)	(1,265)	(1,322)
Other net gains and losses	(3)	(7)	(16)
Share of results of joint ventures and associates	1	2	1
Operating profit	507	541	498
Finance costs	(98)	(112)	(81)
Finance income	48	81	76
Profit before tax	457	510	493
Income tax	(121)	(75)	(113)
Profit for the year	336	435	380
Attributable to:
Equity holders of the company	335	434	378
Non-controlling interest	£ 1	£ 1	£ 2
Earnings per share attributable to equity holders of the company during the year (expressed in pence per share)
• basic	£ 0.514	£ 0.645	£ 0.531
• diluted	£ 0.507	£ 0.635	£ 0.527